Note 22 Maturity of future payment obligations (Details) € in Millions	Dec. 31, 2023 EUR (€)
Maturity of future payment obligations [Line Items]
Maturity of future payment obligations by leases	€ 1,507
Not later than one year [member]
Maturity of future payment obligations [Line Items]
Maturity of future payment obligations by leases	236
Later than one year and not later than three years [member]
Maturity of future payment obligations [Line Items]
Maturity of future payment obligations by leases	264
Later than three years and not later than five years [member]
Maturity of future payment obligations [Line Items]
Maturity of future payment obligations by leases	182
Later than five years [member]
Maturity of future payment obligations [Line Items]
Maturity of future payment obligations by leases	€ 824